Report for the Calendar Year or Quarter Ended:	December 31, 2006
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		January 23, 2007

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$303,148

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
8253
169430
169430
169430
D
AMERICAN INTERNATIONAL GP
COM
026874107
11269
157259
157259
157259
D
APPLIED MATERIALS
COM
038222105
8256
447500
447500
447500
D
AT&T
COM
00206R102
219
6116
6116
6116
D
AUTOMATIC DATA PROCESSING
COM
053015103
8413
170815
170815
170815
D
BANK OF AMERICA CORP
COM
060505104
260
4874
4874
4874
D
BB&T CORP
COM
054937107
4938
112395
112395
112395
D
BELLSOUTH CORP
COM
079860102
534
11337
11337
11337
D
BOEING
COM
097023105
324
3650
3650
3650
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
214
8125
8125
8125
D
CAPITAL SOUTHWEST CORP
COM
140501107
524
4150
4150
4150
D
CHEESECAKE FACTORY, INC.
COM
163072101
3828
155610
155610
155610
D
CHEVRON-TEXACO CORP
COM
166764100
317
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
762
16821
16821
16821
D
CISCO SYSTEMS
COM
17275R102
350
12799
12799
12799
D
CITIGROUP, INC.
COM
172967101
12683
227710
227710
227710
D
COMMUNITY TRUST BANCORP
COM
204149108
248
5977
5977
5977
D
COMPASS BANCSHARES
COM
20449H109
6068
101730
101730
101730
D
CONOCOPHILLIPS
COM
20825C104
11014
153083
153083
153083
D
CR BARD INC
COM
067383109
8460
101960
101960
101960
D
DENTSPLY INTERNATIONAL
COM
249030107
5338
178840
178840
178840
D
DIAGEO PLC
COM
25243Q205
8504
107223
107223
107223
D
DUPONT DE NEMOURS
COM
263534109
243
4998
4998
4998
D
EXXON MOBIL CORP
COM
30231G102
16027
209142
209142
209142
D
FED NAT'L MRTGE ASSN
COM
313586109
520
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
7549
101540
101540
101540
D
GENERAL ELECTRIC
COM
369604103
11803
317207
317207
317207
D
HORMEL
COM
440452100
8351
223645
223645
223645
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
6879
175805
175805
175805
D
INTERNATIONAL GAME TECH
COM
459902102
1845
39925
39925
39925
D
INTUIT, INC
COM
461202103
7584
248590
248590
248590
D
JOHNSON & JOHNSON
COM
478160104
12254
185607
185607
185607
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LINEAR TECHNOLOGY CORP
COM
535678106
7158
236085
236085
236085
D
MCGRAW HILL CO'S
COM
580645109
8130
119525
119525
119525
D
MEDTRONIC INC
COM
585055106
12372
231210
231210
231210
D
MERCK & CO.
COM
589331107
261
5990
5990
5990
D
METROPOLITAN LIFE INS. CO
COM
59156R108
9741
165075
165075
165075
D
MICROSOFT
COM
594918104
9581
320848
320848
320848
D
NATIONAL CITY CORP
COM
635405103
393
10747
10747
10747
D
NESS ENERGY INTERNATIONAL
COM
64104P105
2
20000
20000
20000
D
NIKE, INC.
COM
654106103
7649
77240
77240
77240
D
ORACLE CORPORATION
COM
68389X105
8328
485905
485905
485905
D
PEPSICO
COM
713448108
12122
193800
193800
193800
D
PFIZER INC
COM
717081103
1531
59127
59127
59127
D
PORTFOLIO RECOVERY ASSOC.
COM
73640Q105
5059
108345
108345
108345
D
PROCTER & GAMBLE
COM
742718109
13083
203556
203556
203556
D
ROYAL DUTCH SHELL
COM
780259206
347
4900
4900
4900
D
SABINE ROYALTY TRUST
COM
785688102
211
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
303
12800
12800
12800
D
SIGMA ALDRICH
COM
826552101
8298
106765
106765
106765
D
STATE STREET CORP
COM
857477103
6295
93335
93335
93335
D
SYSCO CORPORATION
COM
871829107
8232
223945
223945
223945
D
UNITED PARCEL SERVICE
COM
911312106
7760
103500
103500
103500
D
US BANCORP
COM
902973304
1198
33106
33106
33106
D
VANGUARD STAR FD #56
COM
921909107
782
37350
37350
37350
D
WAL-MART
COM
931142103
481
10414
10414
10414
S
REPORT SUMMARY
57
RECORDS
303148
0
OTHER MANAGERS